Long-Term Debt - Additional Information - USD Term Loans (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,960,409	$ 1,924,124
Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Partnership interest owned	69.00%
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Long-term debt	$ 88,570	93,595
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.75%
Bullet repayments of term loan per vessel	$ 50,700
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on the five vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Two [Member]
Debt Instrument [Line Items]
Long-term debt	$ 112,500	116,667
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Bullet repayments of term loan per vessel	$ 83,300
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Three [Member]
Debt Instrument [Line Items]
Long-term debt	$ 121,333	125,667
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.75%
Bullet repayments of term loan per vessel	$ 95,300
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Long-term debt	$ 278,694	285,274
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Tranche One Term Loan Facility [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Tranche Two Term Loan Facility [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.63%
Bullet repayments of term loan per vessel	$ 95,000
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 92,002	95,560
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security, and is guaranteed by Teekay Corporation.
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Tranche One Term Loan Facility [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual payments
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Tranche Two Term Loan Facility [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.70%
Bullet repayments of term loan per vessel	$ 20,000
Frequency of paying U.S. Dollar-denominated Term Loans	Every six months
U.S. Dollar-denominated Term Loan due through 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 55,000
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	1.00%
One time principal repayment	$ 4,600
Bullet repayments of term loan per vessel	$ 50,400
Debt instrument collateral, description	This loan facility is collateralized by a first-priority mortgage on the three vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.
U.S. Dollar-denominated Term Loan one due through 2026 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt	$ 440,483	$ 450,000
Reference rate for the variable rate of the debt instrument	LIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	1.85%
Bullet repayments of term loan per vessel	$ 155,400
Debt instrument collateral, description	This loan facility is collateralized by first-priority mortgages on the three vessels to which the loan relates, together with certain other related security and certain guarantees from the Teekay Nakilat Joint Venture.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Partnership interest owned	70.00%